Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unused tax losses
Deferred tax asset	£ 1,894	£ 2,178
Total losses carried forward
Unused tax losses
Deferred tax asset	1,019	952
Total losses carried forward | UK
Unused tax losses
Deferred tax asset	959	900
Total losses carried forward | UK | NatWest Markets Plc
Unused tax losses
Deferred tax asset		3
Total losses carried forward | UK | National Westminster Bank Plc
Unused tax losses
Deferred tax asset	362	445
Total losses carried forward | UK | RBS plc
Unused tax losses
Deferred tax asset	597	452
Total losses carried forward | Ireland | UBIDAC
Unused tax losses
Deferred tax asset	5	6
Total losses carried forward | Ireland | NWM N.V.
Unused tax losses
Deferred tax asset	£ 55	£ 46